Shareholders' equity - Broker warrants (Details)	12 Months Ended
	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
2018 Offering
Disclosure of classes of share capital [line items]
Issued	402,851
Conversion of warrants to shares (per warrant)	1			1
Exercise price (per share) | (per share)	$ 2.69		$ 131	$ 3.42
Broker warrants, term	18 months
2017 Offering
Disclosure of classes of share capital [line items]
Issued		501,871
Conversion of warrants to shares (per warrant)		1			1
Exercise price (per share) | (per share)		$ 1.07	$ 221		$ 1.37
Broker warrants, term		18 months